Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31,
	2019	2018
Deferred tax assets
Operating loss carry forward	$8,963,906	$8,291,967
Temporary differences	186,789	280,126
	9,150,695	8,572,093
Deferred tax liability
Beneficial conversion feature	(99,790)	(94,858)

Total deferred tax, net	9,050,905	8,477,235

Valuation allowance	(9,050,905)	(8,477,235)

Net deferred tax assets	$—	$—

Schedule of reconciliation of tax benefit
	Year ended December 31,
	2019	2018	2017

Loss before tax benefit	$(3,953,005)	$(1,972,558)	$(2,843,905)

Statutory tax rate	23%	23%	24%

Income tax benefit	909,191	453,688	682,537
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(478,812)	(514,287)	(457,643)
Non-deductible expenses and other permanent differences	(332,799)	146,315	(159,580)
Beneficial conversion feature	(99,790)	(94,858)	(17,057)
Other	2,210	9,142	(48,257)

Income tax expense recognized in profit or loss	$—	$—	$—